Other taxes receivable & Other taxes payable - Narrative (Details)	12 Months Ended
Dec. 31, 2024
Other taxes payable & Other taxes receivable
Value added tax receivable, maturity period	2 years 3 months 18 days
Value added tax payable, maturity period	2 years